COMMITMENT AND CONTINGENCIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets	$ 4,984	$ 19,789	$ 76,871
Lease liability obligations, current	4,984	19,789
Lease liability obligations, noncurrent	0	0
Total lease liability obligations	$ 0	$ 19,789
Weighted-average remaining lease term	1 month 15 days	3 months 29 days
Weighted-average discount rate	6.00%	6.00%
Operating lease one [Member]
No. of Months	1 year
Monthly Base Rent	$ 8,014
Month(s) of Term	May 1, 2023 – May 31, 2023
Total Monthly Base Rent	$ 8,014
Operating lease two [Member]
No. of Months	1 year
Monthly Base Rent	$ 8,014
Month(s) of Term	June 1, 2023 – June 30, 2023
Conditionally Abated Monthly Base Rent	$ 8,014
Total Monthly Base Rent	$ 8,014
Operating lease three [Member]
No. of Months	10 years
Monthly Base Rent	$ 8,014
Month(s) of Term	July 1, 2023 – April 30, 2024
Total Monthly Base Rent	$ 8,014
Operating lease four [Member]
No. of Months	12 years
Monthly Base Rent	$ 8,335
Month(s) of Term	May 1, 2024 – April 30, 2025
Total Monthly Base Rent	$ 8,334
Operating lease five [Member]
No. of Months	12 years
Monthly Base Rent	$ 8,668
Month(s) of Term	May 1, 2025 – April 30, 2026
Total Monthly Base Rent	$ 8,668
Operating lease six [Member]
No. of Months	1 year
Monthly Base Rent	$ 9,014
Month(s) of Term	May 1, 2026 – May 31, 2026
Total Monthly Base Rent	$ 9,014